[front cover]


  STATE STREET RESEARCH
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------

SEMIANNUAL REPORT
April 30, 1999

-------------------------------
         WHAT'S INSIDE
-------------------------------

Investment Update

About the Fund,
economy and markets


Fund Information

Facts and figures


Plus, Complete Portfolio Holdings
and Financial Statements

       [Dalbar Award:
      Dalbar Key Honors
       Commitment to:
          Investors
            1998]

       For Excellence
             in
    Shareholder Service

     [Anniversary logo:
    STATE STREET RESEARCH
             75
           YEARS
       LASTING VALUES
       --------------
       LEADING IDEAS]

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o In the U.S., Americans continued to reap the benefits of a healthy economy while most European economies are still suffering from the Asian flu. Emerging Asian economies started to show some signs of life late in the period, while Latin American emerging markets battled back from last year's currency woes. Japan's economy continued to struggle.

o In January, the euro made its debut as the new currency of 11 European nations. The currency, which will be introduced in stages over the next six years, lost ground against the dollar through the end of the period.

The Markets

o Foreign stock markets delivered mixed returns. The Morgan Stanley Capital International EAFE Index, a broad measure of common stock performance in major foreign markets, gained 15.28% for the six-month period(1). Among the strongest performers were Australia and Japan, where a rally in small-cap stocks was ignited by government incentives.

o European bond markets benefited from the new discipline imposed to keep interest rates and inflation low in euro-zone markets. The bond markets of emerging economies struggled early in the period, as Brazil's currency woes brought other Latin American markets down in sympathy. However, they bounced back in the second half of the six-month period.

THE FUND

Over the past six months

o For the six months ended April 30, 1999, Class A shares of International Equity Fund returned 11.60% [does not reflect sales charge](2). The Fund underperformed both the Lipper international funds average which returned 15.11%, as well as the Morgan Stanley Capital International EAFE Index noted above.

o This underperformance had been expected in part. The manager has substantially reduced the number of stocks in the Fund's portfolio and increased the Fund's 9% investment in Japan to over 20% at the end of the period.

Current Strategy

o  The Fund is now in trim to compete with its peer group performance.

o The manager views investment in Japan positively. Business as well as government are returning Japan to a strengthening equity position after a 9-year recession. A consumer economy is expanding, and companies are cutting costs. Attractive opportunities exist among exporting industries such as semiconductor technology and domestic industries including pharmaceuticals.

o Despite the strengthening euro currency, Europe's economic momentum seems to be slowing and some stock price levels are high. The manager is using this environment to redirect assets into Japan and the Far East.

April 30, 1999


(1)The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index is a commonly used measure of international stock market performance. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)11.25% for Class B(1) shares; 11.35% for Class B shares; 11.27% for Class C shares; 11.92% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5)The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in view-point, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1999, except where noted)
-------------------------------------------------------------------------------

Average Annual Total Return for periods ended 3/31/99
(at maximum applicable sales charge)(3),(4),(5)

====================================================
              Life of Fund
              (since 1/22/92)     5 Years     1 Year
----------------------------------------------------
Class A             6.84%          1.47%      -1.61%
----------------------------------------------------
Class B(1)          7.16%          1.56%      -1.28%
----------------------------------------------------
Class B             7.16%          1.56%      -1.28%
----------------------------------------------------
Class C             7.15%          1.92%       2.64%
----------------------------------------------------
Class S             7.93%          2.97%       4.69%
====================================================

Average Annual Total Return
(at maximum applicable sales charge)(3),(4),(5)

====================================================
                Life of Fund
               (since 1/22/92)    5 Years      1 Year
----------------------------------------------------
Class A             7.19%          1.49%       0.41%
----------------------------------------------------
Class B(1)          7.50%          1.56%       0.72%
----------------------------------------------------
Class B             7.51%          1.58%       0.82%
----------------------------------------------------
Class C             7.50%          1.94%       4.74%
----------------------------------------------------
Class S             8.29%          2.98%       6.91%
====================================================

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.


Top 10 Holdings
(by percentage of net assets)

 1. Fujisawa Pharmaceutical   Japan                4.8%
 2. Pharmacia & Upjohn        Sweden               4.2%
 3. Takara Shuzo              Japan                3.4%
 4. Stora Enso                Finland              2.3%
 5. Telinfo                   Belgium              2.3%
 6. Societe Generale          France               2.1%
 7. Philips Electronics       Netherlands          2.1%
 8. Continental               Germany              2.0%
 9. British Telecom           United Kingdom       2.0%
10. Tietotehdas               Finland              2.0%

These securities represent an aggregate of 27.2% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities and countries listed in these tables or in the text above.


[BEGIN BAR CHART]

5 Largest Country Positions
(by percentage of net assets)

Japan                 20.4%
United Kingdom        16.3%
France                10.4%
Sweden                 9.5%
Germany                7.5%
Total: 64.1%

[END BAR CHART]

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

--------------------------------------------------------------------
                                                             Value
                                            Shares         (Note 1)
--------------------------------------------------------------------
COMMON STOCKS 94.0%
Australia 0.9%
National Australia Bank .................    12,400       $  241,412
Rio Tinto Ltd. ..........................    12,950          218,098
                                                          ----------
                                                             459,510
                                                          ----------
Belgium 4.6%
Delhaize-Le Lion SA .....................     5,580          488,082
GPE Bruxelles ...........................     1,880          344,577
Kredietbank .............................     5,700          353,461
Telinfo SA ..............................     9,100        1,163,377
                                                          ----------
                                                           2,349,497
                                                          ----------
Canada 0.6%
AMR Technologies Inc ....................   133,000          177,868
Kemgas Ltd. * ...........................   200,000          130,307
                                                          ----------
                                                             308,175
                                                          ----------
Denmark 0.5%
ISS International Service
Systems SA Cl. B ........................     4,000          234,819
                                                          ----------
Finland 5.9%
Nokia AB Oy .............................    10,600          816,882
Stora Enso Oy ...........................   103,000        1,178,085
Tietotehdas Oy ..........................    25,000          995,657
                                                          ----------
                                                           2,990,624
                                                          ----------
France 10.4%
Accor ...................................     1,700          448,072
Alcatel Alsthom .........................     2,475          303,815
Cie de St. Gobain .......................     2,100          360,497
Eaux Cie Generale .......................     2,790          651,660
Elf Aquitaine SA ........................     2,830          439,473
France Telecom SA .......................     3,792          306,249
Lafarge SA ..............................     3,887          377,773
Sanofi SA ...............................     3,335          522,475
Societe Generale de France SA ...........     6,000        1,073,725
Total SA Cl. B ..........................     3,770          516,149
Valeo SA ................................     3,830          323,681
                                                          ----------
                                                           5,323,569
                                                          ----------
Germany 6.4%
Continental AG ..........................    41,600        1,032,737
Hoechst AG ..............................     5,850          277,170
Mannesmann AG ...........................     5,300          697,626
Metro AG ................................    12,020          868,538
Siemens AG ..............................     5,300          391,925
                                                          ----------
                                                           3,267,996
                                                          ----------

--------------------------------------------------------------------
                                                             Value
                                            Shares         (Note 1)
--------------------------------------------------------------------
Hong Kong 1.1%
China Telecom Ltd. * ....................   126,000       $  287,731
Giordano International Ltd. .............   630,000          292,607
                                                          ----------
                                                             580,338
                                                          ----------
Italy 3.0%
Assicuraziono Generali SPA ..............    13,650          531,372
ENI SPA ADR .............................    64,000          421,208
La Rinascente SPA .......................    34,000          289,136
Montedison SPA ..........................   281,500          270,018
                                                          ----------
                                                           1,511,734
                                                          ----------
Japan 20.4%
Amada Co. Ltd. ..........................    94,900          596,006
Fujisawa Pharmaceutical Co. Ltd. ........   148,000        2,429,074
Hoya Corp. ..............................    14,000          732,708
Kirin Brewery Co. Ltd. ..................    39,000          440,881
Kyocera Corp. ...........................    5,800           344,348
Mikuni Coca-Cola Bottling Co. ...........    12,600          263,775
Nikon Corp ..............................    26,000          357,059
Ricoh Co Ltd. ...........................    99,000          953,358
Shionogi & Co. Ltd. .....................    54,000          480,221
Takara Shuzo Co. Ltd. ...................   249,000        1,747,295
Takeda Chemical Industries Ltd. .........    14,000          608,441
Terumo Corp. * ..........................    23,000          500,753
Toshiba Corp. ...........................   139,000          931,167
                                                          ----------
                                                          10,385,086
                                                          ----------
Korea 0.1%
Samsung Electronics Ltd. GDR ............       520           39,990
                                                          ----------
Malaysia 1.7%
Malayan Banking BHD .....................   215,000          571,447
Telekom Malaysia BHD ....................   105,000          309,474
                                                          ----------
                                                             880,921
                                                          ----------
Netherlands 6.9%
Akzo Nobel NV ...........................     6,272          283,250
Benckiser NV Cl. B ......................     6,300          347,408
Heineken NV .............................    10,800          541,933
ING Groep NV ............................    11,358          699,518
Philips Electronics NV ..................    12,400        1,067,598
Royal Dutch Petroleum Co. ...............    10,000          582,077
                                                          ----------
                                                           3,521,784
                                                          ----------

Singapore 1.5%
City Development Ltd. ...................    68,000          452,986
Development Bank of Singapore Ltd. ......    28,900          306,667
                                                          ----------
                                                             759,653
                                                          ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                             Value
                                            Shares         (Note 1)
--------------------------------------------------------------------
Sweden 9.5%
Autoliv AB ADR ..........................     9,480       $  329,221
Electrolux AB ...........................    20,000          405,358
L.M. Ericsson Telephone Co. Cl. B .......    32,900          863,737
Pharmacia & Upjohn Inc. .................    39,000        2,163,328
Skandia Foersaekrings AB ................    23,550          454,978
Skanska AB Cl. B ........................    15,600          618,490
                                                          ----------
                                                           4,835,112
                                                          ----------
Switzerland 4.2%
CS Holding AG ...........................     1,424          282,336
Roche Holdings AG .......................        84          987,717
Schweiz Ruckversicher AG ................       124          271,293
UBS AG ..................................     1,831          621,655
                                                          ----------
                                                           2,163,001
                                                          ----------
United Kingdom 16.3%
Abbey National PLC ......................    18,300          412,149
Barclays PLC ............................    15,800          502,757
British Petroleum Co. PLC ...............    50,000          949,133
British Telecom PLC .....................    59,650          996,054
Diageo PLC ..............................    70,500          812,040
HSBC Holdings PLC .......................    20,550          785,146
Morse Holdings PLC ......................   105,000          393,568
Orange PLC ..............................    35,000          472,958
RTZ Corp. ...............................    52,600          918,101
SmithKline Beecham PLC ..................    53,400          706,136
Vodafone Group PLC ......................    33,000          607,847
W.H. Smith Group PLC ....................    33,330          384,441
Zeneca Group PLC ........................    10,080          395,014
                                                          ----------
                                                           8,335,344
                                                          ----------
Total Common Stocks
(Cost $39,727,033)--94.0% ...............                 47,947,153
                                                          ----------

EQUITY-RELATED SECURITIES 1.9%
Prosieben Media AG Pfd. .................     4,750          223,297
SAP AG Pfd. .............................       930          348,770
Samsung Electronics Ltd. Pfd. ...........     9,500          374,884
                                                          ----------
Total Equity-Related Securities (Cost $714,498) ...          946,951
                                                          ----------

----------------------------------------------------------------------------------------------
                                                           Principal     Maturity      Value
                                                           Amount          Date      (Note 1)
----------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 6.6%

State Street Bank and Trust Co.,
dated 4/30/99, repurchase
proceeds $3,396,358, collateralized
by $3,445,000 U.S. Treasury Note,
4.80%, due 1/31/2001, market
value $3,500,981 .........................................$3,395,000   5/03/1999   $ 3,395,000
                                                                                   -----------
Total Repurchase Agreements (Cost $3,395,000) ..................................     3,395,000
                                                                                   -----------
Total Investments (Cost $43,836,531) -- 102.5% .................................    52,289,104
Cash and Other Assets, Less Liabilities -- (2.5%) ..............................    (1,281,752)
                                                                                   -----------
Net Assets--100.0% .............................................................   $51,007,352
                                                                                   -----------

Federal Income Tax Information:
At April 30, 1999, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $43,899,570 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ................................................................    $9,690,950

Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value ..............................................................    (1,301,416)
                                                                                   -----------
                                                                                    $8,389,534
                                                                                   ===========

--------------------------------------------------------------------------------

* Nonincome-producing securities

ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

Forward currency exchange contracts outstanding at April 30, 1999, are as follows:

                                                               Unrealized
                               Total           Contract       Appreciation      Delivery
                               Value             Price        (Depreciation)      Date
-----------------------------------------------------------------------------------------
Buy Euro currency,             840,000 EUR    1.06020 EUR        $(3,192)         5/04/99
Sell U.S. dollars

Sell Japanese yen,
Buy U.S. dollars           622,325,000 JPY    0.00884 JPY        112,099         12/30/99

Sell Japanese yen,
Buy U.S. dollars           452,120,000 JPY    0.00885 JPY         85,682         12/30/99
                                                                --------
                                                                $194,589
                                                                ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)


Assets
Investments, at value (Cost $43,836,531) (Note 1) ....................   $52,289,104
Cash .................................................................         4,528
Receivable for open forward contracts ................................       197,781
Dividends and interest receivable ....................................       138,436
Receivable from Distributor (Note 3) .................................       108,122
Foreign tax receivable ...............................................        73,866
Receivable for securities sold .......................................        18,888
Receivable for fund shares sold ......................................        17,329
Other assets .........................................................        55,054
                                                                         -----------
                                                                          52,903,108
Liabilities
Payable for securities purchased .....................................     1,162,493
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................       136,978
Payable for fund shares redeemed .....................................        94,328
Accrued management fee (Note 2) ......................................        81,379
Accrued distribution and service fees (Note 5) .......................        21,704
Accrued directors' fees (Note 2) .....................................         7,440
Payable for open forward contracts ...................................         3,192
Other accrued expenses ...............................................       388,242
                                                                         -----------
                                                                           1,895,756
                                                                         -----------
Net Assets                                                               $51,007,352
                                                                         ===========
Net Assets consist of:
 Unrealized appreciation of investments ..............................   $ 8,452,573
 Unrealized appreciation of forward contracts
   and foreign currency ..............................................       195,340
 Accumulated net realized gain .......................................     2,355,691
 Paid-in capital .....................................................    40,003,748
                                                                         -----------
                                                                         $51,007,352
                                                                         ===========
Net Asset Value and redemption price per share of
  Class A shares ($16,535,273 [divided by] 1,464,178 shares) .........        $11.29
                                                                              ======
Maximum Offering Price per share of Class A shares
  ($11.29 [divided by] .9425) ........................................        $11.98
                                                                              ======
Net Asset Value and offering price per share of
  Class B(1) shares ($1,101,995 [divided by] 100,690 shares)*.........        $10.94
                                                                              ======
Net Asset Value and offering price per share of
  Class B shares ($18,870,089 [divided by] 1,723,103 shares)*.........        $10.95
                                                                              ======
Net Asset Value and offering price per share of
  Class C shares ($1,656,176 [divided by] 150,918 shares)*............        $10.97
                                                                              ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($12,843,819 [divided by] 1,123,196 shares) ........................        $11.44
                                                                              ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1999 (Unaudited)


Investment Income
Dividends, net of foreign taxes of $33,154 ...............    $  290,717
Interest (Note 1) ........................................        56,464
                                                              ----------
                                                                 347,181
Expenses
Management fee (Note 2) ..................................       246,091
Transfer agent and shareholder services (Note 2) .........       157,136
Custodian fee ............................................       156,116
Reports to shareholders ..................................        43,524
Audit fee ................................................        26,536
Registration fees ........................................        22,196
Legal fees ...............................................         8,308
Directors' fees (Note 2) .................................         7,440
Service fee-Class A (Note 5) .............................        21,360
Distribution and service fees-Class B(1) (Note 5) ........         2,367
Distribution and service fees-Class B (Note 5) ...........        99,182
Distribution and service fees-Class C (Note 5) ...........         8,335
Miscellaneous ............................................         5,300
                                                              ----------
                                                                 803,891
Expenses borne by the Distributor (Note 3) ...............      (234,534)
Fees paid indirectly (Note 2) ............................       (10,692)
                                                              ----------
                                                                 558,665
                                                              ----------
Net investment loss ......................................      (211,484)
                                                              ----------
Realized and Unrealized Gain (Loss)
  on Investments, Foreign Currency
  and Forward Contracts
Net realized gain on investments (Notes 1 and 4) .........     4,838,158
Net realized loss on foreign currency and forward
  contracts (Note 1) .....................................       (20,297)
                                                              ----------
 Total net realized gain .................................     4,817,861
                                                              ----------
Net unrealized appreciation of investments ...............     1,173,583
Net unrealized appreciation of foreign currency
  and forward contracts ..................................       187,417
                                                              ----------
 Total net unrealized appreciation .......................     1,361,000
                                                              ----------
Net gain on investments, foreign currency
  and forward contracts ..................................     6,178,861
                                                              ----------
Net increase in net assets resulting from operations .....    $5,967,377
                                                              ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               Six months ended
                                             Year ended         April 30, 1999
                                          October 31, 1998        (Unaudited)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................     $  (230,253)          $  (211,484)
Net realized gain (loss) on
  investments, foreign currency
  and forward contracts ..............        (102,640)            4,817,861
Net unrealized appreciation of
  investments, foreign currency
  and forward contracts ..............       5,397,538             1,361,000
                                           -----------           -----------

Net increase resulting from
  operations .........................       5,064,645             5,967,377
                                           -----------           -----------
Dividend from net investment
  Income:
  Class A ............................              --              (292,636)
  Class B ............................              --              (244,486)
  Class C ............................              --               (15,784)
  Class S ............................              --              (276,150)
                                           -----------           -----------
                                                    --              (829,056)
                                           -----------           -----------
Net decrease from fund share
  transactions (Note 6) ..............     (15,481,066)           (5,673,015)
                                           -----------           -----------
Total decrease in net assets .........     (10,416,421)             (534,694)
Net Assets
Beginning of period ..................      61,958,467            51,542,046
                                           -----------           -----------
End of period (including
  undistributed net investment
  income of $191,399 and $0,
  respectively) ......................     $51,542,046           $51,007,352
                                           ===========           ===========


--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999


Note 1
State Street Research International Equity Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only active series of Portfolios, although the Directors have the authority to create an unlimited number of series.

The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Investment Manager"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation
Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1998, the Fund had a capital loss carryforward of $2,313,147 available, to the extent provided in regulations, to offset future capital gains, if any, of which $1,280,650 and $1,032,497 expires on October 31, 2004 and 2006, respectively.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


G. Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended April 30, 1999, there were no loaned securities.


H. Forward Contracts and Foreign Currencies
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.


Note 2
The Fund and the Investment Manager have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1999, the Fund paid the Investment Manager $246,091 in management fees.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Fund's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1999, the amount of such expenses was $49,980.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended April 30, 1999 the Fund's transfer agent fees were reduced by $10,692 under this agreement.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $7,440 during the six months ended April 30, 1999.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $234,534.

Note 4
For the six months ended April 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $28,049,310 and $36,309,272, respectively.

Note 5
Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1999, fees pursuant to such plan amounted to $21,360, $99,182 and $8,335 for Class A, Class B and Class C shares, respectively. For the period January 1, 1999 (commencement of share class) to April 30, 1999, fees pursuant to such plan amounted to $2,367 for Class B(1) shares.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $59,885 and $349,766, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $9,508 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $65,459 on redemptions of Class B shares during the same period. MetLife Securities, Inc. earned commissions aggregating $5,277 on sales and the Distributor collected contingent deferred sales charges aggregating $187 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 6
The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares. At April 30, 1999, Metropolitan owned 47,037 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                                                             Six months ended
                                                            Year ended                        April 30, 1999
                                                         October 31, 1998                      (Unaudited)
                                                 --------------------------------   ------------------------------
Class A                                              Shares           Amount            Shares           Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ..................................        616,996      $  6,446,526        7,628,761      $ 82,259,253
Issued upon reinvestment of dividend .........             --                --           27,144           290,878
Shares repurchased ...........................       (887,211)       (9,176,281)      (7,657,288)      (82,932,265)
                                                   ----------      ------------       ----------      ------------
Net decrease .................................       (270,215)     $ (2,729,755)          (1,383)     $   (382,134)
                                                   ==========      ============       ==========      ============

Class B(1)*                                          Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ..................................             --      $         --          101,638      $  1,080,494
Shares repurchased ...........................             --                --             (948)          (10,777)
                                                   ----------      ------------       ----------      ------------
Net increase .................................             --      $         --          100,690      $  1,069,717
                                                   ==========      ============       ==========      ============

Class B                                              Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ..................................        775,911      $  7,733,355          117,546      $  1,218,836
Issued upon reinvestment of dividend .........             --                --           22,010           229,119
Shares repurchased ...........................     (1,046,783)      (10,123,972)        (537,864)       (5,593,214)
                                                   ----------      ------------       ----------      ------------
Net decrease .................................       (270,872)     $ (2,390,617)        (398,308)     $ (4,145,259)
                                                   ==========      ============       ==========      ============

Class C                                              Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ..................................        104,094      $  1,078,738          309,492      $  3,261,993
Issued upon reinvestment of dividend .........             --                --              910             9,500
Shares repurchased ...........................       (202,224)       (1,979,014)        (330,946)       (3,508,644)
                                                   ----------      ------------       ----------      ------------
Net decrease .................................        (98,130)     $   (900,276)         (20,544)     $   (237,151)
                                                   ==========      ============       ==========      ============

Class S                                              Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ..................................        870,178      $  8,986,352          154,635      $  1,681,531
Issued upon reinvestment of dividend .........             --                --           24,820           269,057
Shares repurchased ...........................     (1,797,863)      (18,446,770)        (360,102)       (3,928,776)
                                                   ----------      ------------       ----------      ------------
Net decrease .................................       (927,685)     $ (9,460,418)        (180,647)     $ (1,978,188)
                                                   ==========      ============       ==========      ============

--------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:



                                                                                        Class A
                                                               -------------------------------------------------------
                                                                                 Years ended October 31
                                                               -------------------------------------------------------
                                                               1994(b)        1995(a)     1996(a)   1997(a)    1998(a)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                         10.54          10.98       9.34       9.22       9.42
                                                                 -----          -----     ------     ------     ------
 Net investment loss ($)*                                        (0.04)         (0.08)     (0.04)     (0.02)     (0.01)
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                                   0.48          (1.04)     (0.08)      0.22       0.90
                                                                 -----          -----     ------     ------     ------
Total from investment operations ($)                              0.44          (1.12)     (0.12)      0.20       0.89
                                                                 -----          -----     ------     ------     ------
 Dividend from net investment income ($)                           --             --          --         --         --
 Distribution from net realized gains ($)                          --           (0.52)        --         --         --
                                                                 -----          -----     ------     ------     ------
Total distributions ($)                                            --           (0.52)        --         --         --
                                                                 -----          -----     ------     ------     ------
Net asset value, end of period ($)                               10.98           9.34       9.22       9.42      10.31
                                                                 =====          =====     ======     ======     ======
Total return(c) (%)                                               4.17(e)      (10.38)     (1.28)      2.17       9.45
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       22,579         22,497     21,116     16,346     15,104
Ratio of operating expenses to average net assets (%)*            1.90(f)        1.90       1.90       1.90       1.90
Ratio of net investment loss to average net assets (%)*          (0.87)(f)     ( 0.82)    ( 0.37)     (0.18)     (0.20)
Portfolio turnover rate (%)                                      80.60         100.68     132.36     174.69     116.28
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3)                                           0.03           0.06       0.05       0.04       0.04


                                                               Class A           Class B(1)
                                                           ----------------   -----------------
                                                           Six months ended     Period ended
                                                            April 30, 1999     April 30, 1999
                                                            (Unaudited)(a)    (Unaudited)(a)(d)
                                                           ----------------   -----------------
Net asset value, beginning of period ($)                          10.31              10.63
                                                                  -----              -----
 Net investment loss ($)*                                         (0.03)             (0.03)
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                                    1.22               0.34
                                                                  -----              -----
Total from investment operations ($)                               1.19               0.31
                                                                  -----              -----
 Dividend from net investment income ($)                          (0.21)                --
 Distribution from net realized gains ($)                           --                  --
                                                                  -----              -----
Total distributions ($)                                           (0.21)                --
                                                                  -----              -----
Net asset value, end of period ($)                                11.29              10.94
                                                                  =====              =====
Total return(c) (%)                                               11.60(e)            2.92(e)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                        16,535              1,102
Ratio of operating expenses to average net assets (%)*             1.94(f)            2.69(f)
Ratio of net investment loss to average net assets (%)*           (0.57)(f)          (0.86)(f)
Portfolio turnover rate (%)                                       54.12              54.12
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3)                                            0.05               0.04


                                                                                     Class B
                                                               -------------------------------------------------------
                                                                             Years ended October 31
                                                               -------------------------------------------------------
                                                               1994(b)        1995(a)    1996(a)    1997(a)    1998(a)
                                                               -------------------------------------------------------
Net asset value, beginning of period ($)                         10.54          10.93       9.22       9.04       9.16
                                                                 -----          -----      -----      -----      -----
 Net investment loss ($)*                                        (0.06)         (0.15)     (0.11)     (0.09)     (0.05)
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                                   0.45          (1.04)     (0.07)      0.21       0.84
                                                                 -----          -----      -----      -----      -----
Total from investment operations ($)                              0.39          (1.19)     (0.18)      0.12       0.79
                                                                 -----          -----      -----      -----      -----
 Dividend from net investment income ($)                            --             --         --         --         --
 Distribution from net realized gains ($)                           --           0.52)        --         --         --
                                                                 -----          -----      -----      -----      -----
Total distributions ($)                                             --          (0.52)        --         --         --
                                                                 -----          -----      -----      -----      -----
Net asset value, end of period ($)                               10.93           9.22       9.04       9.16       9.95
                                                                 =====          =====      =====      =====      =====
Total return(c) (%)                                               3.70(e)      (11.09)     (1.95)      1.33       8.62
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       18,904         27,614     28,971     21,914     21,117
Ratio of operating expenses to average net assets (%)*            2.65(f)        2.65       2.65       2.65       2.65
Ratio of net investment loss to average net assets (%)*          (1.61)(f)     ( 1.54)    ( 1.13)     (0.94)     (0.88)
Portfolio turnover rate (%)                                      80.60         100.68     132.36     174.69     116.28
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                       0.03           0.06       0.05       0.04       0.04



                                                                Class B
                                                           ----------------
                                                           Six months ended
                                                            April 30, 1999
                                                            (Unaudited)(a)
                                                           ----------------
Net asset value, beginning of period ($)                          9.95
                                                                 -----
 Net investment loss ($)*                                        (0.07)
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                                   1.19
                                                                 -----
Total from investment operations ($)                              1.12
                                                                 -----
 Dividend from net investment income ($)                         (0.12)
 Distribution from net realized gains ($)                           --
                                                                 -----
Total distributions ($)                                          (0.12)
                                                                 -----
Net asset value, end of period ($)                               10.95
                                                                 =====
Total return(c) (%)                                              11.35(e)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       18,870
Ratio of operating expenses to average net assets (%)*            2.69(f)
Ratio of net investment loss to average net assets (%)*          (1.39)(f)
Portfolio turnover rate (%)                                      54.12
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                       0.05

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) March 1, 1994 (commencement of share class designations) to October 31,
    1994.
(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(d) January 1, 1999 (commencement of share class) to April 30, 1999.
(e) Not annualized.
(f) Annualized.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                   Class C
                                                               ---------------------------------------------------------
                                                                            Years ended October 31
                                                               ---------------------------------------------------------
                                                               1994(b)       1995(a)     1996(a)     1997(a)     1998(a)
                                                               ---------------------------------------------------------
Net asset value, beginning of period ($)                         10.54         10.93        9.22        9.03        9.16
                                                                 -----         -----       -----       -----       -----
 Net investment loss ($)*                                        (0.07)        (0.15)      (0.11)      (0.09)      (0.05)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      0.46         (1.04)      (0.08)       0.22        0.84
                                                                 -----         -----       -----       -----       -----
Total from investment operations ($)                              0.39         (1.19)      (0.19)       0.13        0.79
                                                                 -----         -----       -----       -----       -----
 Dividend from net investment income ($)                           --             --          --          --          --
 Distribution from net realized gains ($)                          --          (0.52)         --          --          --
                                                                 -----         -----       -----       -----       -----
Total distributions ($)                                            --          (0.52)         --          --          --
                                                                 -----         -----       -----       -----       -----
Net asset value, end of period ($)                               10.93          9.22        9.03        9.16        9.95
                                                                 =====         =====       =====       =====       =====
Total return(c) (%)                                               3.70(e)     (11.09)      (2.06)       1.44        8.62
Ratios/supplemental data:
Net assets at end of period ($ thousands)                        2,134         5,674       5,324       2,469       1,706
Ratio of operating expenses to average net assets (%)*            2.65(f)       2.65        2.65        2.65        2.65
Ratio of net investment loss to average net assets (%)*          (1.62)(f)     (1.55)      (1.10)      (0.97)      (0.90)
Portfolio turnover rate (%)                                      80.60        100.68      132.36      174.69      116.28
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                       0.03          0.06        0.05        0.04        0.04



                                                               Class C
                                                           ----------------
                                                           Six months ended
                                                            April 30, 1999
                                                            (Unaudited)(a)
                                                           ----------------
Net asset value, beginning of period ($)                          9.95
                                                                 -----
 Net investment loss ($)*                                        (0.07)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      1.19
                                                                 -----
Total from investment operations ($)                              1.12
                                                                 -----
 Dividend from net investment income ($)                         (0.10)
 Distribution from net realized gains ($)                           --
                                                                 -----
Total distributions ($)                                          (0.10)
                                                                 -----
Net asset value, end of period ($)                               10.97
                                                                 =====
Total return(c) (%)                                              11.27(e)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                        1,656
Ratio of operating expenses to average net assets (%)*            2.69(f)
Ratio of net investment loss to average net assets (%)*          (1.31)(f)
Portfolio turnover rate (%)                                      54.12
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                       0.05


                                                                                  Class S
                                                             ---------------------------------------------------
                                                                          Years ended October 31
                                                             ---------------------------------------------------
                                                               1994     1995(a)    1996(a)    1997(a)    1998(a)
                                                             ---------------------------------------------------
Net asset value, beginning of period ($)                       9.56       11.01       9.39       9.29       9.51
                                                              -----       -----     ------     ------     ------
 Net investment income (loss) ($)*                            (0.07)      (0.05)     (0.02)      0.01       0.00
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                   2.09       (1.05)     (0.08)      0.21       0.93
                                                              -----       -----    -------     ------     ------
Total from investment operations ($)                           2.02       (1.10)     (0.10)      0.22       0.93
                                                              -----       -----    -------     ------     ------
 Dividends from net investment income ($)                     (0.05)         --         --         --         --
 Distributions from net realized gains ($)                    (0.52)      (0.52)        --         --         --
                                                              -----       -----    -------     ------     ------
Total distributions ($)                                       (0.57)      (0.52)        --         --         --
                                                              -----       -----    -------     ------     ------
Net asset value, end of period ($)                            11.01        9.39       9.29       9.51      10.44
                                                              =====       =====    =======     ======     ======
Total return(c) (%)                                           22.73      (10.16)     (1.06)      2.37       9.78
Ratios/supplemental data:
Net assets at end of period ($ thousands)                    54,631      33,883     26,649     21,230     13,615
Ratio of operating expenses to average net assets (%)*         1.65        1.65       1.65       1.65       1.65
Ratio of net investment loss to average net assets (%)*       (0.75)     ( 0.51)     (0.16)      0.06    ( 0.06)
Portfolio turnover rate (%)                                   80.60      100.68     132.36     174.69     116.28
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                    0.05        0.06       0.05       0.04       0.04


                                                               Class S
                                                           ----------------
                                                           Six months ended
                                                            April 30, 1999
                                                            (Unaudited)(a)
                                                           ----------------
Net asset value, beginning of period ($)                         10.44
                                                                 -----
 Net investment income (loss) ($)*                               (0.01)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                      1.24
                                                                 -----
Total from investment operations ($)                              1.23
                                                                 -----
 Dividends from net investment income ($)                        (0.23)
 Distributions from net realized gains ($)                         --
                                                                 -----
Total distributions ($)                                          (0.23)
                                                                 -----
Net asset value, end of period ($)                               11.44
                                                                 =====
Total return(c) (%)                                              11.92(e)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       12,844
Ratio of operating expenses to average net assets (%)*            1.69(f)
Ratio of net investment loss to average net assets (%)*          (0.20)(f)
Portfolio turnover rate (%)                                      54.12
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                       0.05

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) March 1, 1994 (commencement of share class designations) to October 31,
    1994.
(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(d) January 1, 1999 (commencement of share class) to April 30, 1999.
(e) Not annualized.
(f) Annualized.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND DIRECTORS OF STATE STREET RESEARCH
PORTFOLIOS, INC.
--------------------------------------------------------------------------------

Fund Information


State Street Research
International Equity Fund
One Financial Center
Boston, MA 02111


Investment Manager
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


Thomas P. Moore, Jr.
Vice President


James M. Weiss
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Christopher P. Nicholas
Assistant Secretary


Amy L. Simmons
Assistant Secretary


Directors

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Former Senior Vice President
for Finance and Operations
and Treasurer, The Pennsylvania
State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Dean O. Morton
Former Executive Vice President,
Chief Operating Officer
and Director, Hewlett-Packard
Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

[back cover]


State Street Research International Equity Fund             ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
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                                                            Hartford, CT
                                                            ------------

Questions? Comments?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
      www.ssrfunds.com

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This report must be accompanied by a current State Street Research International Equity Fund prospectus. When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp1200)SSR-LD                                    IE-764F-0699